Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment
Schedule of property, plant and equipment

	December 31,	December 31,
	2016	2015
Photovoltaic (“PV”) solar systems	$145,865	$124,326
Furniture, fixtures and equipment	1,121	1,170
Automobile	699	314
Computers	1,853	1,806
Leasehold improvements	306	114

	149,844	127,730
Less: accumulated depreciation	(14,779)	(10,478)

	135,065	117,252
Construction in progress	4,560	8,541
Less: impairment	(12,640)	—

	$126,985	$125,793